Cover	Aug. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2025
Entity File Number	001-33829
Entity Registrant Name	Keurig Dr Pepper Inc.
Entity Central Index Key	0001418135
Entity Tax Identification Number	98-0517725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	53 South Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	877
Local Phone Number	208-9991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false